Transfers of financial assets and servicing assets - Key economic assumptions used (Details) - Residential Mortgage	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Prepayment speed	7.00%	5.00%
Weighted average life	9 years 6 months	10 years 9 months 18 days
Discount rate (annual rate)	10.90%	11.00%